Related Party Balances and Transactions (Details) - Schedule of significant related party transactions ¥ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Sixiang Times (Beijing) Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Rental and service fees			¥ 531
Emmoli inc [Member]
Variable Interest Entity [Line Items]
Interest expense			241
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Variable Interest Entity [Line Items]
Interest income			¥ 211